Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (2,999,118)		R$ (6,567,720)
Derivative financial instruments	888,004		1,006,427
Derivative financial instruments	3,244,326		2,880,673
Current derivative financial liabilities	(1,561,094)		(2,760,273)
Non-current derivative financial liabilities	(5,570,354)		(7,694,547)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,555,503)		(4,660,846)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,449,747)		(1,843,085)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	6,132		(63,789)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	185,000		581,000
Fair value in R$	(36,977)		(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	138,182		138,439
Fair value in R$	(23,226)		(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	23,027		39,706
Fair value in R$	3,846		10,873
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 7,264,700		$ 6,852,200
Fair value in R$	(1,518,526)		(4,328,970)
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		209,530		163,941
Fair value in R$	25,512		6,097
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		185,000		581,000
Fair value in R$	(36,977)		(331,876)
Interest rate swap contract [member] | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		1,687,593		1,973,705
Fair value in R$	244,452		394,129
Interest rate swap contract [member] | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		8,053,063		8,128,395
Fair value in R$	(764,449)		(825,899)
Interest rate swap contract [member] | Swap CNH x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		165,815
Fair value in R$	(7,456)
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		903,827		909,612
Fair value in R$	(570,496)		(776,261)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		610,171		610,171
Fair value in R$	(331,078)			(590,764)
Interest rate swap contract [member] | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		150,961		150,961
Fair value in R$	(20,720)			(37,850)
Interest rate swap contract [member] | Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		138,182		138,439
Fair value in R$	(23,226)		(80,759)
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 23,027		$ 39,706
Fair value in R$	3,846		10,873
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,497,526		3,594,291
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,687,593		1,973,705
Fair value in R$	250,548		424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,456,042		8,382,699
Fair value in R$	900,125		927,586
Derivative Assets | Swap CNH x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,200,000		1,200,000
Fair value in R$	25,935
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	4,650,715		4,748,394
Fair value in R$	1,441,090		1,482,759
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	3,117,625		3,117,625
Fair value in R$	874,462		754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961		150,961
Fair value in R$	5,366		4,949
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(4,947,273)		(5,437,376)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,687,593		1,973,705
Fair value in R$	(6,096)		(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,053,063		8,128,395
Fair value in R$	(1,664,574)		(1,753,485)
Derivative Liabilities | Swap CNH x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	165,815
Fair value in R$	(33,391)		(6,440)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	903,827		909,612
Fair value in R$	(2,011,586)		(2,259,020)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	610,171		610,171
Fair value in R$	(1,205,540)		(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961		150,961
Fair value in R$	R$ (26,086)		R$ (42,799)